Statements Of Beneficiaries' Equity (USD $)	Certificate Holders' Equity [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Total
Balance at Dec. 31, 2009	$ 13,110,687	$ (2,038,665)	$ 11,072,022
Net income	17,468,842		17,468,842
Other comprehensive (loss) income		(50,142)	(50,142)
Distributions declared	(18,375,000)		(18,375,000)
Balance at Dec. 31, 2010	12,204,529	(2,088,807)	10,115,722
Net income	23,047,811		23,047,811
Other comprehensive (loss) income		(354,190)	(354,190)
Distributions declared	(22,500,000)		(22,500,000)
Balance at Dec. 31, 2011	12,752,340	(2,442,997)	10,309,343
Net income	20,068,433		20,068,433
Other comprehensive (loss) income		20,888	20,888
Distributions declared	(21,000,000)		(21,000,000)
Balance at Dec. 31, 2012	$ 11,820,773	$ (2,422,109)	$ 9,398,664